Property, plant, equipment and development costs (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,	Additions, net			Changes in	Reclassifications	December 31,
	2024	Additions	Disposals	Sales	estimations	and transfers	2024	(g)	Disposals	Sales	estimations	and transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	18,765	—	—	—	—	—	18,765	—	(89)	—	—	—	18,676
Mining concessions	77,567	—	—	(3)	—	(7)	77,557	—	—	—	—	(4)	77,553
Development costs	993,802	101,876	—	—	—	1,782	1,097,460	155,427	(16,816)	—	—	—	1,236,071
Buildings, constructions and other	1,375,600	—	—	(313)	—	79,815	1,455,102	—	(2,868)	(590)	—	288,060	1,739,704
Machinery and equipment	889,211	—	(1,466)	(10,567)	—	24,904	902,082	—	(43,563)	(7,806)	—	103,557	954,270
Transportation units	5,530	—	(68)	(483)	—	113	5,092	—	(327)	(1,337)	—	755	4,183
Furniture and fixtures	11,531	—	—	(1)	—	1,166	12,696	—	(1,497)	(7)	—	35	11,227
Units in transit	52,138	33,521	—	—	—	247	85,906	50,967	—	—	—	(95,439)	41,434
Work in progress	186,123	242,841	(7,496)	—	—	(100,177)	321,291	289,758	—	(125)	—	(297,070)	313,854
Stripping activity asset	199,109	—	—	—	—	1	199,110	—	—	—	—	—	199,110
Right-of-use asset (e)	33,928	—	—	—	7,842	(7,842)	33,928	—	—	—	2,433	106	36,467
Mine closure costs	322,392	—	—	—	73,090	(2)	395,480	—	—	—	66,177	—	461,657
	4,165,696	378,238	(9,030)	(11,367)	80,932	—	4,604,469	496,152	(65,160)	(9,865)	68,610	—	5,094,206
Accumulated depreciation and amortization:
Development costs	412,290	33,236	—	—	—	7,461	452,987	18,444	(14,820)	—	—	—	456,611
Buildings, construction and other	879,837	67,469	—	(313)	—	(7,124)	939,869	55,859	(2,763)	(590)	—	—	992,375
Machinery and equipment	777,144	31,398	(938)	(10,541)	—	6,602	803,665	31,958	(43,927)	(7,089)	—	—	784,607
Transportation units	4,643	249	(41)	(483)	—	(141)	4,227	351	(319)	(1,337)	—	—	2,922
Furniture and fixtures	10,672	501	—	(1)	—	(303)	10,869	469	(1,489)	(6)	—	—	9,843
Stripping activity asset	205,052	—	—	—	—	(5,942)	199,110	—	—	—	—	—	199,110
Right-of-use asset (e)	22,172	5,737	—	—	—	(553)	27,356	24	—	—	2,258	—	29,638
Mine closure costs	247,046	18,826	—	—	—	—	265,872	28,067	—	—	—	—	293,939
	2,558,856	157,416	(979)	(11,338)	—	—	2,703,955	135,172	(63,318)	(9,022)	2,258	—	2,769,045
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	(3)	3,485	—	—	—	—	—	3,485
Property, plant and other	851	—	—	—	—	3	854	—	—	—	—	—	854
Machinery and equipment	—	4,184	—	—	—	—	4,184	—	—	—	—	—	4,184
	6,545	4,184	—	—	—	—	10,729	—	—	—	—	—	10,729

Net cost	1,600,295						1,889,785						2,314,432

Schedule of estimates prices for the current and long-term periods

As of December 31, 2025 -

	2026	2027-2047
	US$	US$

Gold	3,500 / Oz	4,146 / Oz
Silver	40 / Oz	53 / Oz
Copper	10,500 / MT	13,334 / MT
Zinc	2,900 / MT	3,416 / MT
Lead	1,900 / Oz	2,622 / Oz

As of December 31, 2024 -

	2025	2026-2028
	US$	US$

Gold	2,000 / Oz	2,304 / Oz
Silver	26.00 / Oz	30.00 / Oz
Copper	8,900 / MT	10,175 / MT
Zinc	2,500 / MT	2,721 / MT
Lead	1,900 / Oz	2,185 / Oz

(*)OZ= Ounces, MT = Metric Ton.

Schedule of discount rate

	2025	2024
	%	%

Tambomayo	N/A	12.73
Orcopampa	N/A	12.73
El Brocal	15.17	N/A
La Zanja	N/A	15.18

Schedule of net assets for right in use

	2025	2024
	US$(000)	US$(000)

Buildings	4,486	5,150
Transportation units	1,191	1,340
Machinery and equipment	1,152	82

	6,829	6,572

Schedule of distribution of depreciation expenses

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	126,256	149,954	164,543
Unabsorbed cost due to production stoppage	9	8	10,420
Cost of sales of services	2,442	2,783	9,037
Administrative expenses	2,409	1,758	2,065
Property, plant, equipment and development costs	3,864	2,400	1,799
Exploration in non-operating areas	35	163	98
Selling expenses	103	198	103
Other, net	54	152	51
	135,172	157,416	188,116

Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

			Adjustments					Adjustments
	January 1,		and changes in	Disposals		December 31,		and changes in	Disposals		December 31,
	2024	Additions	estimates	and/or sales	Transfers	2024	Additions	estimates	and/or sales	Transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	33,562	—	—	—	—	33,562	—	—	—	1,782	35,344
Buildings and other constructions	2,673,262	—	716	(3,901)	11,132	2,681,209	—	538	(7,501)	15,932	2,690,178
Machinery and equipment	5,342,285	—	(716)	(77,827)	226,320	5,490,062	—	(780)	(16,981)	250,865	5,723,166
Transportation units	40,632	—	—	(306)	5,449	45,775	—	—	(3,719)	1,583	43,639
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	36,404	—	—	(436)	273	36,241	—	—	(14,624)	35	21,652
Construction in progress and in-transit units (a)	185,068	358,684	—	—	(243,174)	300,578	373,171	—	—	(266,944)	406,805
Stripping activity asset (see note 2(i))	1,808,081	312,608	—	—	—	2,120,689	381,615	—	—	—	2,502,304
Asset retirement costs (see note 11(c))	208,909	—	(36,885)	—	—	172,024	—	(8,167)	—	—	163,857
Right-of-use assets (b)	99,779	1,478	—	(1,410)	—	99,847	84,435	—	(10,481)	(3,253)	170,548
	10,428,554	672,770	(36,885)	(83,880)	—	10,980,559	839,221	(8,409)	(53,306)	—	11,758,065

Accumulated depreciation
Buildings and other constructions	658,105	75,268	418	(3,889)	—	729,902	73,940	183	(4,365)	—	799,660
Machinery and equipment	3,031,301	293,826	(418)	(77,224)	—	3,247,485	298,541	(183)	(16,312)	261	3,529,792
Transportation units	23,181	3,159	—	(261)	—	26,079	3,396	—	(3,166)	—	26,309
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	30,286	3,088	—	(436)	—	32,938	2,195	—	(14,624)	—	20,509
Stripping activity asset	1,059,567	191,070	—	—	—	1,250,637	255,247	—	—	—	1,505,884
Asset retirement costs	47,148	5,441	—	—	—	52,589	4,175	—	—	—	56,764
Right-of-use assets (b)	49,731	11,152	—	(1,342)	—	59,541	14,202	—	(10,454)	(261)	63,028
	4,899,891	583,004	—	(83,152)	—	5,399,743	651,696	—	(48,921)	—	6,002,518

Net cost	5,528,663					5,580,816					5,755,547
(a)	As of December 31, 2025, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$108.9 million) (ii) projects associated with the construction of a new in-pit crusher and improvements to existing crushers (US$107.7 million), (iii) mine support equipment (US$67.8 million) (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$45.3 million), and (v) belt replacement projects (US$8.3 million).

As of December 31, 2024, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$109.3 million), (ii) projects associated with the construction of new in-pit crusher and improvements to existing crushers (US$71.8 million), (iii) tailings dam projects (US$74.2 million), (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$49.9 million), (v) belt replacement projects (US$10.8 million) and (vi) expansion of a leach pad (US$7.9 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements for the years ended December 31, 2025 and 2024:

	January 1,			December 31,				December 31,
	2024	Additions	Disposals	2024	Additions	Disposals	Transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	59	—	10,550	16,891	(9,851)	—	17,590
Buildings and other constructions	58,213	741	(873)	58,081	302	(630)	—	57,753
Machinery and equipment	31,075	678	(537)	31,216	67,242	—	(3,253)	95,205
	99,779	1,478	(1,410)	99,847	84,435	(10,481)	(3,253)	170,548

Accumulated depreciation
Land	7,874	1,673	—	9,547	1,609	(9,851)	—	1,305
Buildings and other constructions	27,364	6,210	(804)	32,770	6,037	(603)	—	38,204
Machinery and equipment	14,493	3,269	(538)	17,224	6,556	—	(261)	23,519
	49,731	11,152	(1,342)	59,541	14,202	(10,454)	(261)	63,028

Net cost	50,048			40,306				107,520

Schedule of net assets for right in use

	January 1,			December 31,				December 31,
	2024	Additions	Disposals	2024	Additions	Disposals	Transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	59	—	10,550	16,891	(9,851)	—	17,590
Buildings and other constructions	58,213	741	(873)	58,081	302	(630)	—	57,753
Machinery and equipment	31,075	678	(537)	31,216	67,242	—	(3,253)	95,205
	99,779	1,478	(1,410)	99,847	84,435	(10,481)	(3,253)	170,548

Accumulated depreciation
Land	7,874	1,673	—	9,547	1,609	(9,851)	—	1,305
Buildings and other constructions	27,364	6,210	(804)	32,770	6,037	(603)	—	38,204
Machinery and equipment	14,493	3,269	(538)	17,224	6,556	—	(261)	23,519
	49,731	11,152	(1,342)	59,541	14,202	(10,454)	(261)	63,028

Net cost	50,048			40,306				107,520